INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details Abstract
Current income tax expense	$ 1,052	$ 2,911	$ 3,434
Deferred income tax expense (recovery)	(645)	(140)	1,005
Total income tax expense	$ 407	$ 2,771	$ 4,439